Investment Objectives and Goals	Mar. 27, 2026
Quality Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Quality Equity Portfolio
Neuberger Quality Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Quality Equity Fund